INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	$ 10
Impairment	(109)
Investments at 31 December	12	$ 10
Fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Investments at 1 January	10	9
Additions	2	2
Fair value remeasurement		(1)
Investments at 31 December	$ 12	$ 10